Annual Total Returns [BarChart] - Prospectus-Institutional Class - Payden/Kravitz Cash Balance Plan Fund - Institutional Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2017	3.43%
Annual Return 2018	1.12%
Annual Return 2019	6.67%
Annual Return 2020	2.21%